Long-Term Debt, Long-Term Debt Including Related Party Debt (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jan. 23, 2020	Dec. 31, 2019
Debt Instruments [Abstract]
Long-term debt	$ 14,550,000		$ 11,000,000
Less: Deferred financing costs	(321,780)		(242,940)
Total long-term debt, net of deferred finance costs	14,228,220		10,757,060
Presented [Abstract]
Current portion of long-term debt	2,200,000		1,600,000
Less: Current portion of deferred finance costs	(108,938)		(77,105)
Current portion of long-term debt, net of deferred finance costs	2,091,062		1,522,895
Non-Current portion of long-term debt	12,350,000		9,400,000
Less: Non-Current portion of deferred finance costs	(212,842)		(165,835)
Non-Current portion of long-term debt, net of deferred finance costs	12,137,158		9,234,165
Thalassa [Member]
Debt Instruments [Abstract]
Long-term debt	5,000,000		5,000,000
$11.0 Million Alpha Bank Financing [Member]
Debt Instruments [Abstract]
Face amount	$ 11,000,000
Borrowers - Issuers	Spetses- Pikachu
Long-term debt	$ 10,200,000		11,000,000
$4.5 Million Chailease Financial Services Facility [Member]
Debt Instruments [Abstract]
Face amount	$ 4,500,000	$ 4,500,000
Borrowers - Issuers	Bistro
Long-term debt	$ 4,350,000		0
$5.0 Million Term Loan Facility [Member] | Thalassa [Member]
Debt Instruments [Abstract]
Face amount	$ 5,000,000
Borrowers - Issuers	Castor
Long-term debt	$ 5,000,000		$ 5,000,000